Schroder International Multi-Cap Value Fund (Prospectus Summary): | Schroder International Multi-Cap Value Fund
Schroder International Multi-Cap Value Fund

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated March 21, 2012 to
the Prospectus dated March 1, 2012

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”): (i) to reflect the contractual decrease in management fees for Schroder International Alpha Fund and Schroder International Multi-Cap Value Fund and to reflect certain other estimated expenses, (ii) to reflect that the Funds may reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of certain other investor services with respect to Advisor Shares of the Funds, and (iii) to reflect that, effective May 1, 2012, Schroder U.S. Small and Mid Cap Opportunities Fund will be made available for purchase by investors generally.

Summary Information about the Funds

In the section entitled “Summary Information about the Funds” for Schroder International Multi-Cap Value Fund , the Annual Fund Operating Expenses table and the Example are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder International Multi-Cap Value Fund		Advisor Shares		Investor Shares
Management Fees		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		none
Other Expenses		2.74%	[1]	2.60%
Acquired Fund Fees & Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		3.80%		3.41%
Less: Expense Reimbursement	[2]	2.49%		2.45%
Net Annual Fund Operating Expenses	[3]	1.31%		0.96%
[1]	Estimated expenses reflect expenses paid for the fiscal year ended October 31, 2011, and the estimated amount of payments by the Funds to reimburse Schroder Investment Management North America Inc. or Schroder Fund Advisors LLC for costs incurred by them in respect of shareholder servicing and similar costs with respect to Advisor Shares of the Funds.
[2]	The Fund’s adviser has contractually agreed through February 28, 2013, if necessary, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund’s Advisor Shares, exceed 1.30% of Advisor Shares’ average daily net assets and, for the Fund’s Investor Shares, exceed 0.95% of Investor Shares’ average daily net assets.The expense limitation may only be terminated during its term by the Board of Trustees.
[3]	“Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.30% for Advisor Shares, and 0.95% for Investor Shares.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Schroder International Multi-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Shares	133	931	1,748	3,877
Investor Shares	98	819	1,563	3,529

Expense Example, No Redemption Schroder International Multi-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Advisor Shares	133	931	1,748	3,877
Investor Shares	98	819	1,563	3,529